Tactical Conservative Allocation Fund

Class A: TFALX

Class I: TFAZX

Tactical Moderate Allocation Fund

Class A: TFAMX

Class I: TFAUX

Tactical Growth Allocation Fund

Class A: TFAEX

Class I: TFAFX

TFA Quantitative Fund

Class A*

Class I: TFAQX

TFA Multidimensional Tactical Fund

Class A*

Class I: TFADX

TFA AlphaGen Growth Fund

Class A*

Class I: TFAGX

Each a Series of the Tactical Investment Series Trust

Supplement dated August 27, 2021 to the Prospectus

and Statement of Additional Information dated May 28, 2021

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Effective October 26, 2021, the Tactical Conservative Allocation Fund is renamed TFA Tactical Income Fund. Additionally, the Fund’s investment objective and principal investment strategies are changing.

The investment objective of the Fund on pages 1 and 40 of the Prospectus is deleted and replaced with the following:

The TFA Tactical Income Fund seeks to provide high current income with a secondary objective of capital preservation.

The second and third paragraph of the section Principal Investment Strategies on page 2 of the Prospectus is deleted and replaced with the following:

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. The Fund normally invests at least 50% of its total assets in U.S. Dollar-denominated securities. The Fund may also invest up to 100% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit, and commercial paper.

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The Fund may also invest in equity securities of domestic and foreign issuers of any size including equity-related securities, such as options on equity indices or index exchange-traded funds (“ETFs”), and ETFs that primarily invest in equities or fixed income securities. ETFs that primarily invest in fixed income securities may include the full spectrum of global credit and duration fixed income securities. These may include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment-grade corporate bonds, municipal securities, and U.S. Treasury securities. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s).

The sub-section Tactical Conservative Allocation Fund in the section Principal Investment Strategies on page 41 of the Prospectus is deleted and replaced with the following:

TFA Tactical Income Fund

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in income-producing securities. The Fund normally invests at least 50% of its total assets in U.S. Dollar-denominated securities. The Fund may also invest up to 100% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit, and commercial paper.

The Fund may also invest in equity securities of domestic and foreign issuers of any size including equity-related securities, such as options on equity indices or index exchange-traded funds (“ETFs”), and ETFs that primarily invest in equities or fixed income securities. ETFs that primarily invest in fixed income securities may include the full spectrum of global credit and duration fixed income securities. These may include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment-grade corporate bonds, municipal securities, and U.S. Treasury securities. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BBB- or lower by S&P and Baa3 or lower by Moody’s).

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Effective October 26, 2021, the principal investment strategies of the TFA Multidimensional Tactical Fund are changing.

The first paragraph of the section Principal Investment Strategies for the TFA Multidimensional Tactical Fund on pages 30 and 43 of the Prospectus is deleted and replaced with the following:

Tactical Fund Advisors, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing the Fund’s assets in two sub-strategies.

Under the first strategy, the Fund will invest in:

(1)	equity securities of small, mid-, and large capitalization U.S. companies;
(2)	exchange-traded funds (“ETFs”) that invest fixed income securities of any quality or maturity, including below investment grade securities that are commonly referred to as “junk bonds” (the “Underlying ETFs”); and
(3)	Cash and cash equivalents.

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Under the second strategy, the Fund will invest in a tactical stock portfolio comprised of stocks where the Sub-Adviser (defined below) sees the most opportunity, along with a tactical hedged equity portfolio that will be barbelled between approximately 27-30 cyclical and counter-cyclical stocks.

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Effective October 26, 2021, the principal investment strategies of the TFA AlphaGen Growth Fund are changing.

The section Principal Investment Strategies for the TFA AlphaGen Growth Fund on pages 35 and 43 of the Prospectus are deleted and replaced with the following:

The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), has engaged Heritage Capital Advisors, LLC (the “Sub-Adviser”) to perform the daily management of the Fund’s portfolio. The Sub-Adviser seeks to achieve the Fund’s investment objective by employing an active, risk-managed, multi-strategy investment approach. The Sub-Adviser’s philosophy is that utilizing multiple, complementary strategies may enhance portfolio diversification and smooth investment returns over a full market cycle.

The Sub-Adviser employs multiple sub-strategies to manage the portfolio. Sub-strategy approaches may include:

1)	Tactical allocation strategies designed to reduce equity exposure and increase fixed-income exposure when market risk is considered elevated.
2)	Relative strength-based strategies identifying leading indices in equity and fixed income markets.
3)	Directional strategies utilizing adaptive risk management.
4)	Leadership-based equity selection strategies focused on top-rated individual stocks (as defined by the Sub-Adviser’s proprietary rating system) and sector exposures.
5)	Hedging overlay strategies.
6)	Equity selection strategies utilizing rules-based selection criteria.

In selecting securities for the Fund’s portfolio, each Sub-Adviser strategy component first determines if equity markets offer the potential for acceptable risk-adjusted returns. If so, the Fund typically invests in equity securities, including exchange-traded funds (“ETFs”), mutual funds, and individual stocks. The Fund may invest in issues of any size. If not, the Fund seeks investments that are uncorrelated with the equity market returns such as fixed-income securities, including ETFs, mutual funds, cash or cash equivalents, and other asset classes. The Fund can invest in fixed-income securities of any maturity, duration, or quality (including “junk bonds”). The Fund may short equity and fixed income securities and ETFs.

The Sub-Adviser uses a combination of discretionary, rules-based and quantitative processes to measure market risk and select securities. The Sub-Adviser uses all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical, and quantitative analysis. Using its proprietary quantitative models that provide buy and sell signals, the Sub-Adviser sets the Fund’s market exposure based on a wide array of fundamental and technical factors. Fundamental factors include measures such as monetary conditions, economic growth rates and other economic indicators, inflation expectations, valuations, earnings growth rates, and dividend yield. Technical factors include measures such as price movement, momentum, breadth measures, volatility, investor sentiment, historical market cycles, mean reversion, and trading volume.

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The Fund seeks equity exposure between -30% and 150% and fixed income exposure between -10% and 35%. During periods when the Fund has limited investment opportunities, it may invest in money market funds and other cash-like securities. In managing the Fund’s portfolio, the Fund may utilize enhanced and inverse ETFs, and engage in frequent trading, resulting in a high portfolio turnover rate.

The Fund’s partial hedging overlay is a quantitatively driven, structured hedging component that is designed to buffer the Fund against portfolio losses and volatility. Potential benefits include the ability to effectively manage cash, reduce costs and risk exposures, and express tactical views.

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Effective August 23, 2021, Anchor Capital Management Group, Inc. (“Anchor”) has been removed as a sub-adviser to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund. All references to Anchor, Eric Leake and Garrett Waters are removed from the Prospectus and SAI.

Also effective August 23, 2021, Tuttle Capital Management, LLC (“Tuttle”) has been removed as a sub-adviser to the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund. All references to Tuttle and Matthew Tuttle are removed from the Prospectus and SAI.

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Effective August 26, 2021, Howard Capital Management, Inc. (“Howard”) has been added as a sub-adviser to the Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund (each a “Fund” and collectively, the “Funds”).

The sections titled in Principal Investment Strategies on pages 10 and 18 have been supplemented to include:

Howard Capital Management, Inc. (“Howard”) – Howard invests its allocation of the Fund’s assets in domestic equity securities of any market capitalization; other investment companies, closed-end funds, ETFs, cash and cash equivalents and put options. These investment companies invest in equity securities of companies in sectors, styles, and asset classes selected by the Adviser’s proprietary quantitative model, which indicates which investments are outperforming at any given time based on the Adviser’s proprietary strength criteria.

The section title Sub-Advisers on pages 15 and 23 has been supplemented to include:

Howard Capital Management, Inc.

The sections titled Sub-Adviser Portfolio Managers on pages 15 and 23 has been supplemented to include:

Vance Howard, President, CEO, Chairman of the Board and founder of Howard, has served the Fund as a portfolio manager since August 26, 2021.

The sections titled Sub-Advisers and Strategies (for Allocation Funds) on pages 40 has been supplemented to include:

Howard Capital Management, Inc. (“Howard”) – Howard invests its allocation of the Fund’s assets in domestic equity securities of any market capitalization; other investment companies, closed-end funds, ETFs, cash and cash equivalents and put options. These investment companies invest in equity securities

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of companies in sectors, styles, and asset classes selected by the Adviser’s proprietary quantitative model, which indicates which investments are outperforming at any given time based on the Adviser’s proprietary strength criteria.

The section titled Sub-Advisers on page 54 has been supplemented to include:

Howard Capital Management, Inc., located at 1145 Hembree Road, Roswell GA 30076, is a Delaware corporation which provides investment services to the Funds, other mutual funds, exchange-traded funds, and other separately managed accounts. Howard had approximately $3.7 billion in assets under management as of June 30, 2021.

The section titled Portfolio Managers on page 55 has been supplemented to include:

Vance Howard

Vance Howard has been the President, CEO, Chairman of the Board and founder of Howard since 1999. Prior to forming Howard, he was the President, CEO, Chairman and founder of Chartered Financial Services, Inc., an investment advisory firm. Mr. Howard holds a Bachelor’s degree in General Business from Sam Houston State University.

The section titled Investment Advisory Services on page 24 of the Funds’ Statement of Additional Information has been supplemented to include:

As of June 30, 2021, Mr. Howard was also responsible for the management of the following other types of accounts:

Portfolio Manager	Account Type	Performance-Based Fees		Non-Performance-Based Fees
		Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vance Howard (Moderate Fund and Growth Fund)*	Registered Investment Company	0	$0	3	$2,312,637,637
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	11,459	$1,401,839,116

The section titled Ownership of Securities on page 27 has been supplemented to include:

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of June 30, 2021.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Mr. Howard	None

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